Derivatives and Hedging Activities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging [Member] | Interest Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	$ (1)	$ (13)	$ (36)
Net hedge ineffectiveness	0	0	0
Net Investment Hedging [Member] | Other Expense [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	0	0	2
Net hedge ineffectiveness	$ 0	$ (3)	$ (3)